Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,803,000
Previously Paid Amount	0.00
Total Fee Amount	939.49
Total Offset Amount	0.00
Net Fee	939.49
Narrative - Max Aggregate Offering Price	$ 6,803,000
Final Prospectus	true